Shareholders' Equity and Equity incentive Plan (Details 2)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	2,088,945
Unvested, ending balance	2,299,451
RSU
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Unvested, beginning balance	2,088,945
Granted	1,638,137
Vested	(1,203,317)
Forfeited	(224,314)
Unvested, ending balance	2,299,451
Weighted average grant date fair value, beginning balance | $ / shares	$ 32.74
Weighted average grant date fair value Granted | $ / shares	32.59
Weighted average grant date fair value, Vested | $ / shares	31.99
Weighted average grant date fair value, Forfeited | $ / shares	33.67
Weighted average grant date fair value, ending balance | $ / shares	$ 32.93